SHAREHOLDERS’ EQUITY	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
SHAREHOLDERS’ EQUITY

10.	SHAREHOLDERS’ EQUITY

Preferred Shares The Company’s certificate of incorporation authorizes the issuance of an unlimited number of Preferred Shares, without nominal or par value. Holders of Preferred Shares are entitled to receive dividends, if and when declared by the Company, and to share ratably in the Company’s assets legally available for distribution to shareholders in the event of liquidation. As of June 30, 2022, there were no Preferred Shares issued and outstanding.

Preferred Share Dividends The holders of Preferred Shares are entitled to receive dividends when and if declared by the Company. The dividends are cumulative and as of June 30, 2022, there were no undeclared accumulated preferred share dividends.

Preferred Share Liquidation In the event of any liquidation, dissolution or winding-up of the Company, the holders of Preferred Shares are entitled to preference over holders of Common Share or any other shares of the Company ranking by their terms junior to the Preferred Shares with respect to payment of dividends and the distribution of assets or return of capital.

Preferred Share Voting Rights No holder of Preferred Shares shall be entitled to vote on any matter submitted to a vote of shareholders.

Common Shares The Company’s certificate of incorporation authorizes the issuance of an unlimited number of Common Shares, without nominal or par value. As of June 30, 2022, there were 6,351,354 Common Shares issued and outstanding.

Common Voting Rights Each shareholder of Common Shares shall be entitled to one vote for each share of Common Shares held at all meetings of the Company’s shareholders. Holders of Common Shares are entitled to receive dividends, if and when declared by the Company, and to receive the remaining property of the Company upon dissolution.

On February 2, 2022, the Company issued 196,400 Common Shares of First Person at a price of $5.00 per share for aggregate gross proceeds of $982,000.

On March 4, 2022, the Company issued 178,100 Common Shares of First Person at a price of $5.00 per share for aggregate gross proceeds of $890,500. In addition, the Company issued 10,000 Common Shares of First Person for the debt conversion of accounts payable in the amount of $50,000.

On April 20, 2022, the Company issued 162,600 Common Shares for gross proceeds of $813,000.

On April 21, 2022, the Company effected a consolidation (the “Consolidation”) of all outstanding Common Shares, as approved by the Company’s shareholders at a meeting of the shareholders held on December 15, 2021, with a consolidation ratio of one post-Consolidation Common Share for every ten pre-Consolidation Common Shares outstanding prior to the effective date of the Consolidation. As a result of the Consolidation, each ten pre-Consolidation Common Shares outstanding prior to the effective date of the Consolidation were automatically consolidated into one post-Consolidation Common Share without any action on the part of the holders, and the number of outstanding Common Shares was reduced from 63,513,530 Common Shares to 6,351,354 Common Shares.

10.	SHAREHOLDERS’ EQUITY

Preferred Shares The Company’s certificate of incorporation authorizes the issuance of an unlimited number of Preferred Shares, without nominal or par value. Holders of Preferred Shares are entitled to receive dividends, if and when declared by the Company, and to share ratably in the Company’s assets legally available for distribution to shareholders in the event of liquidation. As of December 31, 2021, there were no Preferred Shares issued and outstanding.

Preferred Share Dividends The holders of Preferred Shares are entitled to receive dividends when and if declared by the Company. The dividends are cumulative and as of December 31, 2021, there were no undeclared accumulated preferred share dividends.

Preferred Share Liquidation In the event of any liquidation, dissolution or winding-up of the Company, the holders of Preferred Shares are entitled to preference over holders of Common Share or any other shares of the Company ranking by their terms junior to the Preferred Shares with respect to payment of dividends and the distribution of assets or return of capital.

Preferred Share Voting Rights No holder of Preferred Shares shall be entitled to vote on any matter submitted to a vote of shareholders.

Common Shares The Company’s certificate of incorporation authorizes the issuance of an unlimited number of Common Shares, without nominal or par value. As of December 31, 2021, there were 5,804,254 Common Shares issued and outstanding.

Common Voting Rights Each shareholder of Common Shares shall be entitled to one vote for each share of Common Shares held at all meetings of the Company’s shareholders. Holders of Common Shares are entitled to receive dividends, if and when declared by the Company, and to receive the remaining property of the Company upon dissolution.